Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Premiums receivable from underwriting activities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 34.0	$ 23.0	$ 16.2
Charged to Costs and Expenses	(3.8)	11.0	6.8
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	30.2	34.0	23.0
Reinsurance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	0.0	0.0	0.0
Charged to Costs and Expenses	0.0
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	$ 0.0	$ 0.0	$ 0.0